CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Distributions declared in common stock (in usd per share)	$ 0.21
Distributions declared per share (in usd per share)	0.42	$ 0.83
Preferred stock distributions declared per share (in usd per share)	$ 1.84	$ 0.11